Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of ordinary shares reflected on balance sheet

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	$(8,119,261)
Plus:
Accretion of carrying value to redemption value	$9,499,261
Ordinary shares subject to possible redemption	$139,380,000

Schedule of the calculation of basic and diluted net income per ordinary share

		For the Period
		from February 21,
		2020 (Inception)
	Year Ended	Through
	December 31,	December 31,
	2021	2020
	Ordinary Shares	Ordinary Shares
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Basic weighted average ordinary shares outstanding	16,820,548	3,000,000
Basic net income (loss) per ordinary share	$0.05	$(0.00)
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Diluted weighted average ordinary shares outstanding	16,834,110	3,000,000
Diluted net income (loss) per ordinary share	$0.05	$(0.00)